united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2018

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

Altegris/AACA Opportunistic Real Estate Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street

Suite 400

La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris/AACA Opportunistic Real Estate Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmarks:

			Annualized
					Since Inception	Fund Inception
	Six Months	One Year	Three Year	Five Year	February 1, 2011	January 9, 2014
Altegris/AACA Opportunistic Real Estate Fund - Class A	1.87%	13.99%	12.29%	N/A	N/A	13.95%
Altegris/AACA Opportunistic Real Estate Fund - Class A with load **	(4.00)%	7.41%	10.10%	N/A	N/A	12.46%
Altegris/AACA Opportunistic Real Estate Fund - Class I ***	1.93%	14.20%	12.53%	13.16%	12.77%	N/A
Altegris/AACA Opportunistic Real Estate Fund - Class N	1.81%	13.91%	12.30%	N/A	N/A	13.94%
S&P 500 Total Return Index ****	2.65%	14.37%	11.93%	13.42%	12.74%	11.42%
Dow Jones US Real Estate Total Return Index *****	1.41%	5.19%	8.88%	8.61%	9.18%	10.17%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated May 1, 2018, are 2.59%, 2.34%, and 2.57% for Class A, Class I, and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The prior annual returns and performance track record that follows the Fund inception for Class I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P., which was managed by American Assets Investment Management, LLC, an affiliate and predecessor firm of AACA. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Company Act of 1940 and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2018*	% of Net Assets
Diversified	32.0%
Lodging	17.8%
Telecommunications	9.1%
Electric	8.2%
Manufactured Homes	7.5%
Storage	7.4%
Leisure Time	7.3%
Commercial Services	5.9%
Entertainment	5.7%
Warehouse	5.7%
Other Assets less Liabilities - Net	7.9%
Securities Sold Short	(14.5)%
100.0%

*	The holdings by industry detailed does not include derivative and short exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing analysis of the Fund’s holdings.

Altegris /AACA Opportunistic Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2018

Shares		Value
	COMMON STOCK - 121.6%
	AGRICULTURE - 3.5%
937,132	Cadiz, Inc. * +	$12,276,429

	COMMERCIAL SERVICES - 5.9%
492,269	Macquarie Infrastructure Corp. +	20,773,752

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
487,934	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,636,697

	ELECTRIC- 8.2%
356,317	Brookfield Infrastructure Partners LP +	13,682,573
500,200	Brookfield Renewable Partners LP +	15,031,010
		28,713,583
	ENTERTAINMENT - 5.7%
73,000	Vail Resorts, Inc. +	20,015,870

	LEISURE TIME - 7.3%
3,344,000	Drive Shack, Inc.	25,815,680

	LODGING - 17.8%
1,430,000	Galaxy Entertainment Group Ltd.	11,072,979
207,000	Las Vegas Sands Corp.	15,806,520
3,100,000	MGM China Holdings Ltd.	7,191,429
400,104	MGM Resorts International +	11,615,019
101,600	Wynn Resorts Ltd. +	17,001,744
		62,687,691
	REITS-APARTMENTS - 4.7%
715,996	Invitation Homes, Inc. +	16,510,872

	REITS-DIVERSIFIED - 32.0%
164,500	American Tower Corp. +	23,715,965
157,500	CoreSite Realty Corp. +	17,454,150
176,900	Crown Castle International Corp. +	19,073,358
39,380	Equinix, Inc. +	16,929,068
1,200,000	New Residential Investment Corp. +	20,988,000
88,579	SBA Communications Corp. - Class A * +	14,626,164
		112,786,705
	REITS-MANUFACTURED HOMES - 7.5%
148,300	Equity Lifestyle Properties, Inc.	13,628,770
128,900	Sun Communities, Inc. +	12,616,732
		26,245,502
	REITS-OFFICE PROPERTY - 4.1%
115,000	Alexandria Real Estate Equities, Inc. +	14,509,550

	REITS-STORAGE - 7.4%
103,500	Extra Space Storage, Inc.	10,330,335
514,872	National Storage Affiliates Trust +	15,868,355
		26,198,690
	REITS-WAREHOUSE - 5.7%
345,700	CyrusOne, Inc. +	20,175,052

See accompanying notes to financial statements.

Altegris /AACA Opportunistic Real Estate Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

June 30, 2018

Shares				Value
	TELECOMMUNICATIONS - 9.1%
476,149	GDS Holdings Ltd. - ADR *+			$19,088,813
1,071,474	Switch, Inc.			13,039,839
				32,128,652

	TOTAL COMMON STOCK (Cost - $367,787,447)			428,474,725

		Dividend Rate (%)	Maturity Date
	PREFERRED STOCK - 0.1%
	LEISURE TIME - 0.1%
11,775	Drive Shack, Inc. (Cost - $294,065)	8.375	Perpetual	297,672

	TOTAL INVESTMENTS - 121.7% (Cost - 368,081,512) (a)			$428,772,397
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.7)%			(76,492,976)
	NET ASSETS - 100.0%			$352,279,421

	SECURITIES SOLD SHORT - (14.5)%
	COMMON STOCK - (3.0)%
	REITS-DIVERSIFIED - (2.4)%
(35,158)	Essex Property Trust, Inc.			$(8,405,223)

	REITS - REAL ESTATE SERVICES - (0.0)% ^
(100)	Retail Value, Inc.			(3,125)

	REITS - WAREHOUSE - (0.6)%
(132,061)	Monmouth Real Estate Investment Corp.			(2,182,968)

	TOTAL COMMON STOCK (Proceeds - $10,192,447)			(10,591,316)

	EXCHANGE TRADED FUND - (11.5)%
	DEBT FUND - (11.5)%
(334,000)	iShares 20+ Year Treasury Bond ETF (Proceeds - $41,580,316)			(40,654,480)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $51,772,763)			$(51,245,796)

Number of
Contracts **			Expiration
	WRITTEN OPTIONS - (0.0)% *
	PUT OPTIONS - (0.0)%
(800)	Macquarie Infrastructure Corp., Put @ $40.00		Jul-18	$(14,400)

	CALL OPTIONS - (0.0)%
(500)	Cadiz, Inc., Call @ $12.50		Jul-18	(43,750)
(100)	Vail Resorts, Inc., Call @ $280.00		Jul-18	(26,000)
				(69,750)

	TOTAL WRITTEN OPTIONS (Proceeds - $111,816)			$(84,150)

ADR	American Depository Receipt

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

Pereptual	Perpetual bonds are fixed income instruments without defined maturity dates.

^	Represents less than 0.05%.

*	Non-income producing security.

+	All or part of the security was held as collateral for securities sold short as of June 30, 2018. These securities amounted to $217,077,294.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2018

ASSETS
Investment in securities, at cost	$368,081,512
Investment in securities, at value	$428,772,397
Receivable for Fund shares sold	399,673
Dividends and interest receivable	1,625,591
Prepaid expenses and other assets	144,002
TOTAL ASSETS	430,941,663

LIABILITIES
Payable to custodian	26,389,047
Securities sold short, at value (proceeds $51,772,763)	51,245,796
Options written (proceeds $111,816)	84,150
Payable for fund shares redeemed	451,178
Investment advisory fees payable	410,706
Distribution fees (12b-1) payable	9,969
Audit fee payable	22,707
Legal fee payable	29,415
Payable to Related Parties	1,119
Accrued expenses and other liabilities	18,155
TOTAL LIABILITIES	78,662,242
NET ASSETS	$352,279,421

Net Assets Consist Of:
Paid in capital	$287,703,669
Undistributed net investment income	2,904,927
Accumulated net realized gain from security transactions	425,307
Net unrealized appreciation of investments	61,245,518
NET ASSETS	$352,279,421

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

Statement of Assets and Liabilities (Unaudited)(Continued)

June 30, 2018

Altegris/AACA
Opportunistic Real
Estate Fund
NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$23,627,080
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,448,035
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$16.32
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$17.32

Class I Shares:
Net Assets	$302,317,745
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	18,472,503
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$16.37

Class N Shares:
Net Assets	$26,334,596
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,615,665
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$16.30

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchases with reinvested dividends and/or distributions.

(b)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

Statement of Operations (Unaudited)

For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld $21,155)	$6,420,163
Interest	19
TOTAL INVESTMENT INCOME	6,420,182

EXPENSES
Investment advisory fees	2,002,299
Short sale dividend expense	586,508
Interest expense	1,041,541
Distribution (12b-1) fees:
Class A	24,592
Class N	33,298
Registration fees	30,714
Administrative services fees	30,167
Transfer agent fees	21,117
Shareholder Services fee	18,348
Custodian fees	15,687
Legal fees	15,083
Professional fees	10,625
Audit fees	14,094
Accounting services fees	9,050
Printing and postage expenses	8,927
Trustees fees and expenses	7,475
Insurance expense	1,289
Other expenses	2,480
TOTAL EXPENSES	3,873,294

Plus: Recapture of fees previously waived by the Advisor	202,500
NET EXPENSES	4,075,794

NET INVESTMENT INCOME	2,344,388

REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT
Net realized gain from:
Investments	585,283
Options contracts written	276,395
Securities sold short	1,819,029
2,680,707
Net change in unrealized appreciation from:
Unaffiliated investments	1,016,081
Options contracts written	27,666
Securities sold short	1,908,862
2,952,609

REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS WRITTEN AND SECURITIES SOLD SHORT	5,633,316

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,977,704

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2018	December 31,
	(Unaudited)	2017

FROM OPERATIONS
Net investment income	$2,344,388	$1,180,354
Net realized gain from investments, options written and securities sold short	2,680,707	76,140
Net change in unrealized appreciation on investments, options written and securities sold short	2,952,609	41,284,110
Net increase in net assets resulting from operations	7,977,704	42,540,604

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(42,453)
Class I	—	(1,103,134)
Class N	—	(93,555)
Net decrease in net assets from distributions to shareholders	—	(1,239,142)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold :
Class A	14,030,332	11,451,142
Class I	71,178,955	120,887,373
Class N	9,893,320	28,995,343
Net asset value of shares issued in reinvestment of distributions:
Class A	—	40,720
Class I	—	768,712
Class N	—	90,823
Payments for shares redeemed:
Class A	(5,558,667)	(3,523,883)
Class I	(22,508,544)	(24,026,040)
Class N	(16,732,073)	(6,710,730)
Redemption fee proceeds:
Class A	771	254
Class I	2,035	4,754
Class N	3,342	2,403
Net increase in net assets from capital share transactions	50,309,471	127,980,871

TOTAL INCREASE IN NET ASSETS	58,287,175	169,282,333

NET ASSETS
Beginning of Period	293,992,246	124,709,913
End of Period *	$352,279,421	$293,992,246
* Includes undistributed net investment income of:	$2,904,927	$560,539

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	June 30, 2018	December 31,
	(Unaudited)	2017

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	899,557	776,564
Shares Reinvested	—	2,572
Shares Redeemed	(363,631)	(240,347)
Net increase in shares outstanding	535,926	538,789

Class I
Shares Sold	4,573,796	8,289,918
Shares Reinvested	—	48,438
Shares Redeemed	(1,459,397)	(1,688,654)
Net increase in shares outstanding	3,114,399	6,649,702

Class N
Shares Sold	649,129	1,998,748
Shares Reinvested	—	5,741
Shares Redeemed	(1,083,434)	(458,625)
Net increase/(decrease) in shares outstanding	(434,305)	1,545,864

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2018		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2017		2016		2015		2014	(1)
Net asset value, beginning of year/period	$16.02		$12.99		$11.56		$12.21		$10.00
Income from investment operations:
Net investment income (2)	0.10		0.06		0.01		0.07		0.15
Net realized and unrealized gain/(loss) on investments	0.20		3.02		1.45		(0.17)		2.52
Total from investment operations	0.30		3.08		1.46		(0.10)		2.67
Less distributions from:
Net investment income	—		(0.05)		(0.01)		(0.13)		(0.07)
Net realized gains	—		—		—		(0.42)		(0.39)
Return of capital	—		—		(0.02)		—		—
Total distributions	—		(0.05)		(0.03)		(0.55)		(0.46)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$16.32		$16.02		$12.99		$11.56		$12.21
Total return (4,5)	1.87	% (6)	23.60%		12.65%		(0.60)%		27.09	% (6)
Net assets, at end of year/period (000s)	$23,627		$14,610		$4,851		$6,402		$2,861
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (8)	2.71	% (9)	2.52%		3.38	% (7)	3.35	% (7)	3.17	% (7,9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.67	% (9)	1.73%		1.92	% (7)	1.92	% (7)	2.07	% (7,9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.85	% (9,11)	2.59	% (11)	3.31%		3.23%		2.90	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.80	% (9,11)	1.80	% (11)	1.80%		1.80%		1.80	% (9)
Ratio of net investment income to average net assets (10)	1.31	% (9)	0.43%		0.11%		0.58%		1.30	% (9)
Portfolio Turnover Rate	16	% (6)	34%		60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund

(9)	Annualized.

(10)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2018		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2017		2016		2015		2014	(1)
Net asset value, beginning of year/period	$16.05		$13.01		$11.57		$12.22		$10.00
Income from investment operations:
Net investment income (2)	0.12		0.09		0.04		0.03		0.11
Net realized and unrealized gain/(loss) on investments	0.20		3.02		1.45		(0.10)		2.59
Total from investment operations	0.32		3.11		1.49		(0.07)		2.70
Less distributions from:
Net investment income	—		(0.07)		(0.01)		(0.16)		(0.09)
Net realized gains	—		—		—		(0.42)		(0.39)
Return of capital	—		—		(0.04)		—		—
Total distributions	—		(0.07)		(0.05)		(0.58)		(0.48)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$16.37		$16.05		$13.01		$11.57		$12.22
Total return (4,5)	1.93	% (6)	24.01%		12.88%		(0.31)%		27.31	% (6)
Net assets, at end of year/period (000s)	$302,318		$246,564		$113,313		$101,418		$67,341
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (8)	2.47	% (9)	2.27%		3.13	% (7)	3.10	% (7)	2.99	% (7,9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.42	% (9)	1.49%		1.67	% (7)	1.67	% (7)	1.89	% (7,9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.60	% (9,11)	2.34	% (11)	3.06%		2.98%		2.65	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.55	% (9,11)	1.55	% (11)	1.55%		1.55%		1.55	% (9)
Ratio of net investment income to average net assets (10)	1.57	% (9)	0.59%		0.31%		0.27%		1.00	% (9)
Portfolio Turnover Rate	16	% (6)	34%		60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	June 30, 2018		December 31,		December 31,		December 31,		December 31,
	(Unaudited)		2017		2016		2015		2014	(1)
Net asset value, beginning of year/period	$16.01		$12.99		$11.56		$12.21		$10.00
Income from investment operations:
Net investment income/(loss) (2)	0.09		0.07		0.01		(0.01)		0.18
Net realized and unrealized gain/(loss) on investments	0.20		3.00		1.45		(0.09)		2.49
Total from investment operations	0.29		3.07		1.46		(0.10)		2.67
Less distributions from:
Net investment income	—		(0.05)		(0.01)		(0.13)		(0.07)
Net realized gains	—		—		—		(0.42)		(0.39)
Return of capital	—		—		(0.02)		—		—
Total distributions	—		(0.05)		(0.03)		(0.55)		(0.46)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$16.30		$16.01		$12.99		$11.56		$12.21
Total return (4,5)	1.81	% (6)	23.69%		12.66%		(0.58)%		27.09	% (6)
Net assets, at end of year/period (000s)	$26,335		$32,819		$6,547		$6,890		$2,916
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (8)	2.75	% (9)	2.50%		3.38	% (7)	3.35	% (7)	3.17	% (7,9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.67	% (9)	1.72%		1.92	% (7)	1.92	% (7)	2.07	% (7,9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.88	% (9,11)	2.57	% (11)	3.31%		3.23%		2.90	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.80	% (9,11)	1.80	% (11)	1.80%		1.80%		1.80	% (9)
Ratio of net investment income/(loss) to average net assets (10)	1.19	% (9)	0.49%		0.11%		(0.03)%		1.52	% (9)
Portfolio Turnover Rate	16	% (6)	34%		60%		70%		53	% (6)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Represents the ratio of expenses to average net assets inclusive of the advisor’s recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Altegris/AACA Opportunistic Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2018

1.	ORGANIZATION

Altegris/AACA Opportunistic Real Estate Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 9, 2014. The Fund seeks to provide total return through long term capital appreciation and current income by investing in both long and short, in equity securities of real estate and real estate related companies.

The Fund offers Class A, Class I, and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase; however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class N shares are offered at their NAV without an initial sales charge and are subject to 12b-1. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A and Class N shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such

Altegris/AACA Opportunistic Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2018

shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2018 for the Fund’s assets and liabilities measured at fair value:

Opportunistic Real Estate

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$428,474,725	$—	$—	$428,474,725
Preferred Stock	297,672	—	—	297,672
Total Assets	$428,772,397	$—	$—	$428,772,397

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$10,591,316	$—	$—	$10,591,316
Exchange Traded Funds	40,654,480	—	—	40,654,480
Derivatives
Written Options	84,150	—	—	84,150
Total Liabilities	$51,329,946	$—	$—	$51,329,946

The Fund did not hold any Level 3 securities during the year. There were no transfers between any levels during the year.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2016, or expected to be taken in the Fund’s December 31, 2017 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and any foreign jurisdiction where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if the Fund enters into contracts that contains a variety of representations and warranties and which provide general indemnities, the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for the Fund from sales of investments, other than short-term investments, for the six months ended June 30, 2018 were as follows:

		Purchases Sold	Sales Sold
Purchases	Sales	Short	Short
$142,996,318	$60,269,786	$22,454,240	$20,074,318

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund may be exposed to market risk on derivative contracts if the Fund is not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in the Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

Currency Risk: The Fund may invest in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to the risk that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index or actively traded fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2018:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Option contracts written	Net change in unrealized appreciation/(depreciation) on option contracts written

The following is a summary of the Fund’s realized gain/(loss) and change in unrealized appreciation/(depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended June 30, 2018:

Realized gain/(loss) on derivatives recognized in the Statement of Operations

	Equity	Interest	Currency	Total for the six months
Derivative Investment type	Contracts	Contracts	Contracts	ended June 30, 2018
Options contracts written	$276,395	$—	$—	$276,395

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations

	Equity	Equity	Foreign Exchange	Total for the six months
	Contracts	Contracts	Contracts	ended June 30, 2018
Options contracts written	$27,666	$—	$—	$27,666

As of June 30, 2018 the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (“the Advisor”). Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Advisor has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, which are subject to review and approval by the Board. In general, the Advisor’s duties include setting the Fund’s overall investment strategies and asset allocation as well as hiring and supervising sub-advisers. The Advisor allocates portions of Opportunistic Real Estate’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets at an annual rate of 1.30%. Pursuant to the investment advisory agreement, the Advisor accrued $2,002,299 for the six months ended June 30, 2018.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Fund (the “Expense Limitations”). Pursuant to the Expense Limitations, the Fund’s Operating Expenses will not exceed 1.80%, 1.55%, and 1.80% through December 31, 2018 of the daily average net assets attributable to each of the Class A, Class I, and Class N shares, respectively.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses subject to the aforementioned conditions will expire in the following years:

Opportunistic	Real Estate
Dec-17	$154,841
Dec-18	119,892
Dec-19	78,316
Dec-20	—
$353,049

For the year ended December 31, 2017, the Advisor recaptured $134,803 of previously waived fees for the Fund.

For the six months ended June 30, 2018, the Advisor recaptured $202,500 of previously waived fees for the Fund.

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class A and Class N shares, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2018, pursuant to the Plan, Class A and Class N shares paid $24,592 and $33,298, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. During the six months ended June 30, 2018, the Distributor received $142,100 in underwriting commissions for sales of Class A, of which $19,764 was retained by the principal underwriter.

The Fund is part of the Altegris mutual fund family (“the Family”). In addition to the Fund, the Family also is comprised of: Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, and Altegris GSA Trend Strategy Fund. The Family shares the minimum annual fees for certain service providers based on a percentage of the average net assets of each Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2018, Class A, Class I, and Class N assessed redemption fees in the amounts of $771, $2,035, and $3,342, respectively.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$318,535,891	$72,759,293	$(13,768,583)	$58,990,710

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 was as follows:

For the year ended December 31, 2017:

Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$907,234	$—	$331,908	$1,239,142

For the year ended December 31, 2016:

Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total
$90,527	$6,007	$348,176	$444,710

As of December 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(92,052)	$(1,638,687)	$—	$58,328,787	$56,598,048

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and C-corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $92,052.

At December 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Short-Term	Long-Term	Total
$245,969	$1,392,718	$1,638,687

Altegris/AACA Opportunistic Real Estate Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2018

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and adjustments for tax return updates, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2017 as follows:

Paid	Undistributed	Undistributed
In	Ordinary	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(340,725)	$319,040	$21,685

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris/AACA Opportunistic Real Estate Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2018 and ended June 30, 2018.

Actual Expenses

The “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical Expenses” below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not equal to the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	1/1/2018	6/30/2018	1/1/2018 - 6/30/2018
Class A	2.85%	$1,000.00	$1,018.70	$14.27
Class I	2.60%	$1,000.00	$1,019.30	$13.02
Class N	2.88%	$1,000.00	$1,018.10	$14.41

		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized *	Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2018	6/30/2018	1/1/2018 - 6/30/2018
Class A	2.85%	$1,000.00	$1,010.66	$14.21
Class I	2.60%	$1,000.00	$1,011.90	$12.97
Class N	2.88%	$1,000.00	$1,010.51	$14.36

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Altegris/AACA Opportunistic Real Estate Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2018

Adviser – Altegris Advisors, LLC (Adviser to Altegris/AACA Real Estate Income Fund, Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund and Altegris Managed Futures Strategy Fund)

In connection with the regular meeting held on June 26-27, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Altegris Advisors, LLC (“Adviser”) and the Trust, with respect to the Altegris/AACA Opportunistic Real Estate Income Fund (“Altegris Real Estate”), Altegris Futures Evolution Strategy Fund (“Altegris EVO”), Altegris GSA Trend Strategy Fund (“Altegris GSA”), and Altegris Managed Futures Strategy Fund (“Altegris Managed”) (collectively referred to as the “Altegris Funds”) In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Altegris was founded in 2002 and specialized in identifying, evaluating, selecting, and monitoring alternative strategies and managers for the purpose of offering these strategies to financial professionals and individuals seeking portfolio diversification. The Trustees remarked positively on the educational and professional backgrounds of the firm’s key personnel responsible for servicing the Altegris Funds. They observed a robust investment team with multi-faceted asset management and financial industry experience supported by dedicated teams providing research, compliance, legal, operations and marketing to the Funds. The Trustees noted that the adviser’s investment team applied a rigorous due diligence process to source, evaluate and select managers for each strategy. The Trustees observed that the adviser conducted a comprehensive supervision of its sub-advisers with a process that monitored performance characteristics and compliance with each Fund’s investment limitations. The Trustees found that the adviser continued to be fully engaged with its sub-advisers and fully abreast of the strategies employed by each sub-adviser. The Trustees expressed satisfaction with the culture and direction of the adviser under its new management and the adviser’s continued commitment to enhance resources. The Trustees concluded that the adviser should continue to provide a high level of quality service to the Altegris Funds to the benefit of each Fund’s shareholders.

Performance.

Altegris Managed. The Trustees considered the Fund’s primary objective and principal investment strategy. The Trustees noted that the Fund had outperformed its Broadridge selected peer group median over the 1-year, 3-year, and since inception periods. They further observed that the Fund outperformed its Morningstar category median over the 3-year period and its benchmark over the 5-year period. They considered that the Fund underperformed its Morningstar category median and benchmark over the 1-year and since inception periods. After further discussion, the Trustees reasoned that the Fund’s strategy appeared

Altegris/AACA Opportunistic Real Estate Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

well-designed to accomplish the Fund’s objective and that performance had been reasonable given the trends and conditions of the overall market.

Altegris EVO. The Trustees considered the Fund’s primary objective and principal investment strategy. They observed that the Fund ranked at the top of its Morningstar category with a five star rating. The Trustees discussed that the Fund had outperformed its Morningstar category median and its Broadridge selected peer group median over the 1-year, 3-year, 5-year, and since inception periods. They further noted that the Fund outperformed its benchmark over the 1-year, 5-year, and since inception periods and only underperformed it over the 3-year period. After further discussion, the Trustees reasoned that the strategy had performed well over the life of the Fund.

Altegris GSA. The Trustees considered the Fund’s primary objective and principal investment strategy. They acknowledged that the Fund significantly underperformed its Morningstar category, Broadridge selected peer group, and benchmark over the 1-year and since inception periods. The Trustees noted the adviser’s discussion of the challenges faced by trend following strategy funds over the past year. The Trustees considered the adviser’s adherence to the Fund’s stated objective and noted that the adviser had managed the Fund in accordance with its prospectus. The Trustees concluded that while performance had been challenging for the Fund, the adviser should be given the benefit of a full market cycle to execute the Fund’s strategy.

Altegris Real Estate. The Trustees considered the Fund’s primary objective and principal investment strategy. The Trustees recognized the Fund’s strong performance in all time periods reported, with a five star Morningstar rating. They noted that the Fund outperformed its Morningstar category median, its Broadridge selected peer group, and its benchmark over the 1-year, 3-year, and since inception periods. The Trustees agreed that the Fund’s outperformance of comparable funds had been substantial and indicated that the adviser should continue to provide positive performance to the Fund for the benefit of shareholders.

Fees and Expenses.

Altegris Managed. The Trustees reviewed the Fund’s advisory fee, noting that the adviser charged a fee of 1.50% (with breakpoints at various levels). They observed that the fee was higher than the Fund’s Morningstar category median and average and only slightly higher than its Broadridge selected peer group median and average. They noted that the advisory fee was well within the range of both comparable metrics. They discussed the Fund’s net expense ratio, noting that it was slightly higher than its Morningstar category average and median and lower than its peer group average and median. They again noted that it was well within the range of both comparable metrics. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Altegris EVO. The Trustees reviewed the Fund’s advisory fee of 1.50% (with breakpoints at various levels) and considered the fee relative to the fees charged by funds in its Broadridge selected peer group and Morningstar category. They acknowledged that the Fund’s fee was higher than the Morningstar category median and average and only slightly higher than its peer group median and average. They noted that the advisory fee was well within the range of both comparable metrics. They discussed the Fund’s net expense ratio, nothing that it was slightly higher than its Morningstar category median and average as well as its peer group average but slightly lower than the peer group median. After further discussion the Trustees concluded that the advisory fee was not unreasonable.

Altegris/AACA Opportunistic Real Estate Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris GSA. The Trustees reviewed the Fund’s advisory fee of 1.35% (with breakpoints at various levels) and considered the fee relative to the fees charged by funds in its Broadridge selected peer group and Morningstar category. They acknowledged that the Fund’s fee was slightly higher than its peer group median and average and equal to its Morningstar category median and slightly lower than its category average. They noted that the advisory fee was well within the range of both comparable metrics. They discussed the Fund’s net expense ratio, noting that it was slightly higher than its peer group median and was equal to its Morningstar category median and slightly lower than its category average. After further discussion the Trustees concluded that the advisory fee was not unreasonable.

Altegris Real Estate. The Trustees noted the adviser charged an advisory fee with respect to the Fund of 1.30%. The Trustees reviewed comparable fees of funds and observed that the Fund’s advisory fee was higher than its peer group median and average and higher than its Morningstar category median and average. They noted that the fee was within the range of fees of its peer group and tied for the highest in its Morningstar category. They further acknowledged the Fund’s net expense ratio was higher than its peer group median and average and higher than its Morningstar category median and average. They noted that only two funds in the Broadridge selected peer group execute short positions. After discussion, they agreed that the costs associated with running a strategy of both long and short positions warranted a higher fee than a long-only strategy and provided value to shareholders. The Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the fees paid to the adviser for the advisory services provided to each of the Altegris Funds. They recalled that the adviser had previously negotiated breakpoints for each of the Funds with the exception of Altegris Real Estate, which the adviser indicated it would be willing to consider once the Fund reached $500 in assets. They discussed the impact of sub-advisory fee breakpoints on the adviser’s potential economies of scale. After further discussion, the Trustees concluded that with respect to Altegris Real Estate, the absence of breakpoints at this time was reasonable and that the possibility of instituting breakpoints would be considered again as the Fund’s assets increased. It was the consensus of the Trustees that the current breakpoints for the other Altegris Funds were acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Altegris Fund and noted that the adviser had realized a profit with respect to each Fund with the exception of Altegris GSA. They discussed the impact of the fee waivers on the adviser’s profits. They also discussed the advisory fees relative to the sub-advisory fees of each Fund, the allocation of responsibilities among the adviser and one or more sub-advisers, and the reasonableness of the fees and profits based on those allocations. They noted that adviser’s stated profits appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it had devoted significant resources and personnel to manage the Funds, and they concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of each Altegris Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Altegris/AACA Opportunistic Real Estate Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Altegris/AACA Opportunistic Real Estate Fund (Sub-Adviser – American Assets Capital Advisers, LLC)

In connection with the regular meeting held on June 26-27, 2018 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris and American Assets Capital Advisers, LLC (“AACA”), with respect to the Altegris/AACA Opportunistic Real Estate Fund (the “Fund’). In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that American Assets Capital Advisers, LLC (“AACA”) was an investment manager founded in 2014 that specialized in global real estate securities. The Trustees further noted that AACA had approximately $410 million of assets under management. The Trustees considered the backgrounds of the key investment personnel responsible for sub-advising the Fund, noting that they had spent the majority of their careers in real estate-related industries and were considered authorities in this sector with many industry credits to their names. The Trustees remarked favorably on the sub-adviser’s sound understanding of risk management. They noted that the sub-adviser appeared to demonstrate a thorough understanding of the main risks associated with the real estate asset class, including real estate market volatility and interest rate risk, and demonstrated the ability to mitigate these risks using hedging strategies, strategic asset allocation and sector rotation. The Trustees considered the sub-adviser’s broker selection process, noting that it was based on a combination of factors to ensure best execution practices were being met. The Trustees observed that the sub-adviser reported no material compliance or litigation issues since the previous sub-advisory agreement renewal. The Trustees determined that the sub-adviser had a high degree of experience with real estate products and adequate resources to support the Fund. The Trustees considered the adviser’s recommendation that the sub-adviser be retained, and they concluded that AACA should continue to provide quality service to the Fund, adviser, and shareholders.

Performance. The Trustees considered the Fund’s primary objective and principal investment strategy. The Trustees recognized the Fund’s strong performance in all time periods reported, with a five star Morningstar rating. They noted that the Fund outperformed its Morningstar category median, its Broadridge selected peer group, and its benchmark over the 1-year, 3-year, and since inception periods. The Trustees agreed that the Fund’s outperformance of comparable funds had been substantial and indicated that the sub-adviser should continue to provide positive performance to the Fund for the benefit of shareholders.

Fees and Expenses. The Trustees discussed the sub-advisory fee and the responsibilities of the sub-adviser compared to the adviser. The Trustees noted that the sub-advisory fee which was paid by the adviser and not the Fund, was competitive compared to the fee the sub-adviser generally charged to its separate account clients. The Trustees concluded that the sub-advisory fee was not unreasonable.

Altegris/AACA Opportunistic Real Estate Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2018

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability. The Trustees reviewed a profitability analysis provided by the sub-adviser. They noted the sub-adviser realized a modest profit in connection with its relationship with the Fund, both in percentage and actual dollars realized. After a discussion, the Trustees concluded the sub-adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the sub-adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that renewal of the sub-advisory agreement was in the best interests of the shareholders of Altegris Real Estate.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund’s use to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, NY 11788

Altegris/AACA Real Estate Opportunistic
Fund
SUB-ADVISOR
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/7/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 9/7/18